Accounting policies - Levels 2 and 3 FV Assets (Details) $ in Millions, in Millions	Dec. 31, 2017 MXV ( )	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXV ( )	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Financial instruments
Financial assets		$ 1,285,120		$ 1,308,730
Fair value
Financial instruments
Financial assets |	548,133		554,569
Level 2 | Fair value
Financial instruments
Financial assets		235,099		275,062
Level 3 | Fair value
Financial instruments
Financial assets		251		172	$ 219	$ 903
Level 2 and 3 | Fair value
Financial instruments
Financial assets	235,350	235,350	275,234	275,234
Financial assets held for trading | Fair value
Financial instruments
Financial assets |	315,570		342,582
Financial assets held for trading | Level 2 | Fair value
Financial instruments
Financial assets		167,535		202,541
Financial assets held for trading | Level 3 | Fair value
Financial instruments
Financial assets		251		172
Financial assets held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial assets	167,786	167,786	202,713	202,713
Financial assets designated at fair value through profit or loss | Fair value
Financial instruments
Financial assets |	51,705		42,340
Financial assets designated at fair value through profit or loss | Level 2 | Fair value
Financial instruments
Financial assets		51,705		42,340
Financial assets designated at fair value through profit or loss | Level 2 and 3 | Fair value
Financial instruments
Financial assets	51,705	51,705	42,340	42,340
Financial assets available for sale | Fair value
Financial instruments
Financial assets |	165,742		154,644
Financial assets available for sale | Level 2 | Fair value
Financial instruments
Financial assets		743		15,178
Financial assets available for sale | Level 2 and 3 | Fair value
Financial instruments
Financial assets	743	743	15,178	15,178
Hedging derivatives | Fair value
Financial instruments
Financial assets |	15,116		15,003
Hedging derivatives | Level 2 | Fair value
Financial instruments
Financial assets		15,116		15,003
Hedging derivatives | Level 2 and 3 | Fair value
Financial instruments
Financial assets	15,116	15,116	15,003	15,003
Debt instruments.
Financial instruments
Financial assets		323,452		306,643
Debt instruments. | Financial assets held for trading | Level 2 | Fair value
Financial instruments
Financial assets		2,593		2,697
Debt instruments. | Financial assets held for trading | Level 3 | Fair value
Financial instruments
Financial assets				172
Debt instruments. | Financial assets held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial assets		2,593		2,869
Debt instruments. | Financial assets available for sale | Level 2 | Fair value
Financial instruments
Financial assets		675		15,083
Debt instruments. | Financial assets available for sale | Level 2 and 3 | Fair value
Financial instruments
Financial assets		675		15,083
Equity instruments.
Financial instruments
Financial assets		3,357		2,148
Equity instruments. | Financial assets available for sale | Level 2 | Fair value
Financial instruments
Financial assets		68		95
Equity instruments. | Financial assets available for sale | Level 2 and 3 | Fair value
Financial instruments
Financial assets		68		95
Trading derivatives | Level 3 | Fair value
Financial instruments
Financial assets		251
Interest rate options | Financial assets held for trading | Level 2 | Fair value
Financial instruments
Financial assets		1,339		1,698
Interest rate options | Financial assets held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial assets		1,339		1,698
Market index options | Financial assets held for trading | Level 2 | Fair value
Financial instruments
Financial assets		581		871
Market index options | Financial assets held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial assets		581		871
Market index options, European options | Financial assets held for trading | Level 2 | Fair value
Financial instruments
Financial assets		548		839
Market index options, European options | Financial assets held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial assets		548		839
Asian (Single underlying Quanto) | Financial assets held for trading | Level 2 | Fair value
Financial instruments
Financial assets		18		20
Asian (Single underlying Quanto) | Financial assets held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial assets		18		20
Best of options (Basket) | Financial assets held for trading | Level 2 | Fair value
Financial instruments
Financial assets		15		12
Best of options (Basket) | Financial assets held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial assets		15		12
Exchange rate options | Financial assets held for trading | Level 2 | Fair value
Financial instruments
Financial assets		1,885		383
Exchange rate options | Financial assets held for trading | Level 3 | Fair value
Financial instruments
Financial assets		172
Exchange rate options | Financial assets held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial assets		2,057		383
American forwards | Financial assets held for trading | Level 2 | Fair value
Financial instruments
Financial assets		23		6
American forwards | Financial assets held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial assets		23		6
Exchange rate options, European options | Financial assets held for trading | Level 2 | Fair value
Financial instruments
Financial assets		1,823		377
Exchange rate options, European options | Financial assets held for trading | Level 3 | Fair value
Financial instruments
Financial assets		172
Exchange rate options, European options | Financial assets held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial assets		1,995		377
American Barrier and Touch options | Financial assets held for trading | Level 2 | Fair value
Financial instruments
Financial assets		39
American Barrier and Touch options | Financial assets held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial assets		39
Swaps | Financial assets held for trading | Level 2 | Fair value
Financial instruments
Financial assets		155,799		190,199
Swaps | Financial assets held for trading | Level 3 | Fair value
Financial instruments
Financial assets		23
Swaps | Financial assets held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial assets		155,822		190,199
Swaps | Hedging derivatives | Level 2 | Fair value
Financial instruments
Financial assets		12,727		15,003
Swaps | Hedging derivatives | Level 2 and 3 | Fair value
Financial instruments
Financial assets		12,727		15,003
Index and securities futures | Financial assets held for trading | Level 2 | Fair value
Financial instruments
Financial assets		93		3
Index and securities futures | Financial assets held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial assets		93		3
Interest rate futures | Financial assets held for trading | Level 2 | Fair value
Financial instruments
Financial assets				6
Interest rate futures | Financial assets held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial assets				6
Exchange rate futures | Financial assets held for trading | Level 2 | Fair value
Financial instruments
Financial assets		5,245		6,684
Exchange rate futures | Financial assets held for trading | Level 3 | Fair value
Financial instruments
Financial assets		56
Exchange rate futures | Financial assets held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial assets		5,301		6,684
Exchange rate forwards | Hedging derivatives | Level 2 | Fair value
Financial instruments
Financial assets		2,389
Exchange rate forwards | Hedging derivatives | Level 2 and 3 | Fair value
Financial instruments
Financial assets		2,389
Loans and advances to credit institutions
Financial instruments
Financial assets		105,209		120,219
Loans and advances to credit institutions | Financial assets designated at fair value through profit or loss | Level 2 | Fair value
Financial instruments
Financial assets		46,087		37,831
Loans and advances to credit institutions | Financial assets designated at fair value through profit or loss | Level 2 and 3 | Fair value
Financial instruments
Financial assets		46,087		37,831
Loans and advances to customers
Financial instruments
Financial assets		615,038		586,147
Loans and advances to customers | Financial assets designated at fair value through profit or loss | Level 2 | Fair value
Financial instruments
Financial assets		5,618		4,509
Loans and advances to customers | Financial assets designated at fair value through profit or loss | Level 2 and 3 | Fair value
Financial instruments
Financial assets		$ 5,618		4,509
Debt and equity instruments | Level 3 | Fair value
Financial instruments
Financial assets				$ 172	$ 219	$ 903